Condensed Consolidated Balance Sheets (Parenthetical) (USD $)	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Preferred stock cumulative, non voting, par value	$ 100	$ 100	$ 100
Preferred stock cumulative, non voting, shares authorized	5,000,000	5,000,000	5,000,000
Common stock, par value	$ 1	$ 1	$ 1.5
Common stock, shares authorized	80,000,000	80,000,000	20,000,000
Common stock, shares issued	9,821,848	9,777,656	9,673,576
Common stock, shares outstanding	9,821,848	9,777,656	9,673,576
Series A [Member]
Preferred stock cumulative, non voting, shares issued	10,000	16,078	16,078
Preferred stock cumulative, non voting, shares outstanding	10,000	16,078	16,078
Series B [Member]
Preferred stock cumulative, non voting, shares issued	6,078
Preferred stock cumulative, non voting, shares outstanding	6,078